SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund

December 31, 2021 (Unaudited)
Shares		Value
Common Stocks — 97.97%
Communication Services — 4.14%
62,257	Gray Television, Inc.	$1,255,101
7,470	Nexstar Media Group, Inc., Class A	1,127,821
		2,382,922
Consumer Discretionary — 15.38%
35,850	Dana, Inc.	818,097
35,650	G-III Apparel Group Ltd.*	985,366
11,150	Malibu Boats, Inc., Class A*	766,339
9,340	Oxford Industries, Inc.	948,197
13,110	Patrick Industries, Inc.	1,057,846
40,240	Ruth’s Hospitality Group, Inc.*	800,776
16,515	Steven Madden Ltd.	767,452
37,680	Taylor Morrison Home Corp.*	1,317,293
63,624	Tilly’s, Inc., Class A	1,024,983
8,940	Universal Electronics, Inc.*	364,305
		8,850,654
Consumer Staples — 2.02%
36,180	Hostess Brands, Inc.*	738,796
4,690	John B Sanfilippo & Son, Inc.	422,850
		1,161,646
Energy — 6.47%
39,180	Delek US Holdings, Inc.*	587,308
116,370	Magnolia Oil & Gas Corp., Class A	2,195,902
56,830	Par Pacific Holdings, Inc.*	937,127
		3,720,337
Financials — 21.29%
4,260	American Financial Group, Inc.	584,983
10,570	Amerisafe, Inc.	568,983
17,620	Columbia Banking System, Inc.	576,526
58,072	Compass Diversified Holdings LP	1,775,842
17,770	Heritage Financial Corp., WA	434,299
9,190	Independent Bank Group, Inc.	663,059
19,477	Mercantile Bank Corp.	682,279
16,765	Pacific Premier Bancorp, Inc.	671,103
8,300	Pinnacle Financial Partners, Inc.	792,650
8,230	Reinsurance Group of America, Inc.	901,103
10,710	Stock Yards Bancorp, Inc.	684,155
15,540	TriCo Bancshares	667,598
55,220	United Community Banks, Inc.	1,984,607
20,730	Veritex Holdings, Inc.	824,639
8,780	WSFS Financial Corp.	440,054
		12,251,880

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Health Care — 6.15%
4,182	Emergent BioSolutions, Inc.*	$181,792
10,880	Globus Medical, Inc., Class A*	785,536
14,579	Inotiv, Inc.*	613,338
60,000	Invacare Corp.*	163,200
39,560	Lantheus Holdings, Inc.*	1,142,888
3,620	Omnicell, Inc.*	653,193
		3,539,947
Industrials — 16.97%
171,538	ACCO Brands Corp.	1,416,904
14,115	Atkore, Inc.*	1,569,447
10,930	Barrett Business Services, Inc.	754,826
18,624	Builders FirstSource, Inc.*	1,596,263
32,070	Columbus McKinnon Corp.	1,483,558
23,816	Ducommun, Inc.*	1,113,874
24,338	Greenbrier Cos., Inc. (The)	1,116,871
15,990	Insteel Industries, Inc.	636,562
540	NV5 Global, Inc.*	74,585
		9,762,890
Information Technology — 7.65%
19,970	Cohu, Inc.*	760,657
4,370	MKS Instruments, Inc.	761,123
15,783	Model N, Inc.*	473,964
2,710	Novanta, Inc.*	477,854
8,180	Onto Innovation, Inc.*	828,061
9,550	Super Micro Computer, Inc.*	419,723
38,510	Viavi Solutions, Inc.*	678,546
		4,399,928
Materials — 3.93%
7,400	Kaiser Aluminum Corp.	695,156
18,599	Koppers Holdings, Inc.*	582,149
6,060	Reliance Steel & Aluminum Co.	983,053
		2,260,358
Real Estate — 12.58%
36,540	Apple Hospitality REIT, Inc.	590,121
92,670	Braemar Hotels & Resorts, Inc., REIT*	472,617
11,549	Community Healthcare Trust, Inc., REIT	545,921
10,110	CubeSmart, REIT	575,360
126,820	DiamondRock Hospitality Co., REIT*	1,218,740
2,940	EastGroup Properties, Inc., REIT	669,879
11,014	National Storage Affiliates Trust, REIT	762,169
38,410	Physicians Realty Trust, REIT	723,260
20,520	STAG Industrial, Inc., REIT	984,139
25,571	UMH Properties, Inc., REIT	698,856
		7,241,062

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Utilities — 1.39%
11,390	Southwest Gas Holdings, Inc.	$797,869

Total Common Stocks		56,369,493
(Cost $47,581,736)
Exchange Traded Funds — 0.08%
280	iShares Russell 2000 Value ETF	46,494

Total Exchange Traded Funds		46,494
(Cost $45,785)
Investment Company — 1.38%
791,714	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	791,714

Total Investment Company		791,714
(Cost $791,715)

Total Investments		$57,207,701
(Cost $48,419,236) — 99.43%
Other assets in excess of liabilities — 0.57%		327,499
NET ASSETS — 100.00%		$57,535,200

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
3